FINANCIAL ASSETS	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS

14. FINANCIAL ASSETS

The following is an analysis of financial assets:

	As of December 31,
	2022	2021
	RMB’000	RMB’000
Unlisted financial assets	8,523	—

As of December 31, 2022, the fair value of unlisted securities in three accounts owned by the Company held in Ping An Bank Co., Limited (“Ping An Bank”) amounted to RMB 8,523,000 is determined based on the valuation determined by Ping An Bank using inputs that are not observable in active market.

During the year ended December 31, 2022, fair value unrealized gain of unlisted financial assets was RMB 130,000.